Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments And Contingencies Tables
Summary of related payments

Minimum payments related to the previously described contracts is summarized as follows:

Twelve Months Ended September 30,	Total

2016	$797,388	*

2017	830,364	*

2018	843,917	*
	$2,471,669

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* Additional contract terms include per subscriber, stream or percentage of revenue charges which are not reflected in this table.

Minimum payments related to the previously described contracts is summarized as follows:
Twelve Months Ended December 31,	Total

2015	595,706	*

2016	797,388	*

2017	821,399	*